CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Shareholders' Equity at Dec. 31, 2017	$ 22,927,534	$ 127,397,550		$ (236,246)	$ (127,853,532)	$ 22,235,306
Shareholders' Equity (in shares) at Dec. 31, 2017	1,525,693,393
Stock-based compensation		475,958
Comprehensive income (loss)				32,799	(4,284,106)
Shareholders' Equity at Mar. 31, 2018	$ 22,927,534	127,873,508		(203,447)	(132,137,638)
Shareholders' Equity (in shares) at Mar. 31, 2018	1,525,693,393
Shareholders' Equity at Dec. 31, 2017	$ 22,927,534	127,397,550		(236,246)	(127,853,532)	22,235,306
Shareholders' Equity (in shares) at Dec. 31, 2017	1,525,693,393
Stock-based compensation	$ 0	1,649,044	$ 0	0	0	1,649,044
Issuance of ordinary shares	$ 723,743	376,257		0	0	1,100,000
Issuance of ordinary shares (in shares)	55,000,000
Issuance of share capital to directors	$ 0	0	0	0	0	0
Issuance of share capital to directors (in shares)	20
Comprehensive income (loss)	$ 0	0	0	(116,180)	(20,499,459)	(20,615,639)
Shareholders' Equity at Dec. 31, 2018	$ 23,651,277	129,422,851	0	(352,426)	(148,352,991)	4,368,711
Shareholders' Equity (in shares) at Dec. 31, 2018	1,580,693,413
Shareholders' Equity at Mar. 31, 2018	$ 22,927,534	127,873,508		(203,447)	(132,137,638)
Shareholders' Equity (in shares) at Mar. 31, 2018	1,525,693,393
Stock-based compensation		351,981
Comprehensive income (loss)				(27,188)	(7,869,639)
Shareholders' Equity at Jun. 30, 2018	$ 22,927,534	128,225,489		(230,635)	(140,007,277)
Shareholders' Equity (in shares) at Jun. 30, 2018	1,525,693,393
Stock-based compensation		403,769
Issuance of ordinary shares	$ 723,743	272,284
Issuance of ordinary shares (in shares)	55,000,000
Issuance of share capital to directors (in shares)	20
Comprehensive income (loss)				(65,848)	(3,526,864)
Shareholders' Equity at Sep. 30, 2018	$ 23,651,277	128,901,542		(296,483)	(143,535,141)
Shareholders' Equity (in shares) at Sep. 30, 2018	1,580,693,413
Stock-based compensation		417,336
Issuance of ordinary shares		103,973
Comprehensive income (loss)				(55,943)	(4,818,850)
Shareholders' Equity at Dec. 31, 2018	$ 23,651,277	129,422,851	0	(352,426)	(148,352,991)	4,368,711
Shareholders' Equity (in shares) at Dec. 31, 2018	1,580,693,413
Stock-based compensation		394,439
Issuance of ordinary shares	$ 65,598	92,145
Issuance of ordinary shares (in shares)	5,000,000
Comprehensive income (loss)				107,168	(186,511)	(79,343)
Shareholders' Equity at Mar. 31, 2019	$ 23,716,875	129,909,435		(245,258)	(148,539,502)	4,841,550
Shareholders' Equity (in shares) at Mar. 31, 2019	1,585,693,413
Shareholders' Equity at Dec. 31, 2018	$ 23,651,277	129,422,851	0	(352,426)	(148,352,991)	4,368,711
Shareholders' Equity (in shares) at Dec. 31, 2018	1,580,693,413
Comprehensive income (loss)						(6,187,232)
Shareholders' Equity at Jun. 30, 2019	$ 24,538,137	130,813,879		(405,374)	(154,487,275)	459,367
Shareholders' Equity (in shares) at Jun. 30, 2019	1,650,693,413
Shareholders' Equity at Dec. 31, 2018	$ 23,651,277	129,422,851	0	(352,426)	(148,352,991)	4,368,711
Shareholders' Equity (in shares) at Dec. 31, 2018	1,580,693,413
Comprehensive income (loss)						(9,065,845)
Shareholders' Equity at Sep. 30, 2019	$ 30,123,701	132,549,942		(402,093)	(157,369,170)	4,902,380
Shareholders' Equity (in shares) at Sep. 30, 2019	2,100,865,913
Shareholders' Equity at Dec. 31, 2018	$ 23,651,277	129,422,851	0	(352,426)	(148,352,991)	4,368,711
Shareholders' Equity (in shares) at Dec. 31, 2018	1,580,693,413
Stock-based compensation	$ 0	1,047,387	0	0	0	1,047,387
Issuance of ordinary shares	$ 8,335,739	3,098,398	0	0	0	11,434,137
Issuance of ordinary shares (in shares)	665,172,500
Comprehensive income (loss)	$ 0			3,566	(16,846,203)	(16,842,637)
Shareholders' Equity at Dec. 31, 2019	$ 31,987,016	133,568,636		(348,860)	(165,199,194)	7,598
Shareholders' Equity (in shares) at Dec. 31, 2019	2,245,865,913
Shareholders' Equity at Mar. 31, 2019	$ 23,716,875	129,909,435		(245,258)	(148,539,502)	4,841,550
Shareholders' Equity (in shares) at Mar. 31, 2019	1,585,693,413
Stock-based compensation		409,622
Issuance of ordinary shares	$ 821,262	494,822
Issuance of ordinary shares (in shares)	65,000,000
Comprehensive income (loss)				(160,116)	(5,947,773)	(6,107,889)
Shareholders' Equity at Jun. 30, 2019	$ 24,538,137	130,813,879		(405,374)	(154,487,275)	459,367
Shareholders' Equity (in shares) at Jun. 30, 2019	1,650,693,413
Stock-based compensation		137,385
Issuance of ordinary shares	$ 5,585,564	1,598,678
Issuance of ordinary shares (in shares)	450,172,500
Comprehensive income (loss)				3,281	(2,881,895)	(2,878,613)
Shareholders' Equity at Sep. 30, 2019	$ 30,123,701	132,549,942		(402,093)	(157,369,170)	4,902,380
Shareholders' Equity (in shares) at Sep. 30, 2019	2,100,865,913
Stock-based compensation		105,941
Issuance of ordinary shares	$ 1,863,315	912,753
Issuance of ordinary shares (in shares)	145,000,000
Comprehensive income (loss)				53,233	(7,830,024)
Shareholders' Equity at Dec. 31, 2019	$ 31,987,016	133,568,636		(348,860)	(165,199,194)	7,598
Shareholders' Equity (in shares) at Dec. 31, 2019	2,245,865,913
Stock-based compensation		100,504
Issuance of ordinary shares	$ 8,098,632	(970,013)
Issuance of ordinary shares (in shares)	627,029,600
Comprehensive income (loss)				(222,725)	(3,745,407)	(3,968,132)
Shareholders' Equity at Mar. 31, 2020	$ 40,085,648	132,699,127		(571,585)	(168,944,601)	3,268,589
Shareholders' Equity (in shares) at Mar. 31, 2020	2,872,895,513
Shareholders' Equity at Dec. 31, 2019	$ 31,987,016	133,568,636		(348,860)	(165,199,194)	7,598
Shareholders' Equity (in shares) at Dec. 31, 2019	2,245,865,913
Comprehensive income (loss)						(11,453,984)
Shareholders' Equity at Jun. 30, 2020	$ 46,578,543	136,380,909		(617,622)	(176,384,416)	5,957,414
Shareholders' Equity (in shares) at Jun. 30, 2020	3,386,573,113
Shareholders' Equity at Dec. 31, 2019	$ 31,987,016	133,568,636		(348,860)	(165,199,194)	7,598
Shareholders' Equity (in shares) at Dec. 31, 2019	2,245,865,913
Comprehensive income (loss)						(10,544,206)
Shareholders' Equity at Sep. 30, 2020	$ 46,578,543	136,462,016		(621,298)	(175,470,962)	6,948,299
Shareholders' Equity (in shares) at Sep. 30, 2020	3,386,573,113
Shareholders' Equity at Dec. 31, 2019	$ 31,987,016	133,568,636		(348,860)	(165,199,194)	7,598
Shareholders' Equity (in shares) at Dec. 31, 2019	2,245,865,913
Stock-based compensation	$ 0	325,523		0	0	325,523
Issuance of ordinary shares	$ 20,051,809	2,253,158		0	0	22,304,967
Issuance of ordinary shares (in shares)	1,559,455,100
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital	$ 523,778	376,222		0	0	900,000
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital (in shares)	40,760,900
Exercise of warrants	$ 15,941	11,559		0	0	27,500
Exercise of warrants (in shares)	1,250,000
Issuance of share capital upon conversion of deferred shares	$ 0			0	0	0
Issuance of share capital upon conversion of deferred shares (in shares)	10
Subdivision of ordinary shares	$ (52,193,811)		52,193,811	0	0	0
Reclassification of warrants to shareholders' equity	0	3,199,553		0	0	3,199,553
Comprehensive income (loss)	0			(299,205)	(17,081,617)	(17,380,822)
Shareholders' Equity at Dec. 31, 2020	$ 384,733	139,734,651	$ 52,193,811	(648,065)	(182,280,811)	9,384,319
Shareholders' Equity (in shares) at Dec. 31, 2020	3,847,331,923
Shareholders' Equity at Mar. 31, 2020	$ 40,085,648	132,699,127		(571,585)	(168,944,601)	3,268,589
Shareholders' Equity (in shares) at Mar. 31, 2020	2,872,895,513
Stock-based compensation		63,330
Issuance of ordinary shares	$ 5,953,175	3,230,671
Issuance of ordinary shares (in shares)	471,666,700
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital	$ 523,778	376,222
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital (in shares)	40,760,900
Exercise of warrants	$ 15,941	11,559
Exercise of warrants (in shares)	1,250,000
Comprehensive income (loss)				(46,037)	(7,439,815)	(7,485,852)
Shareholders' Equity at Jun. 30, 2020	$ 46,578,543	136,380,909		(617,622)	(176,384,416)	5,957,414
Shareholders' Equity (in shares) at Jun. 30, 2020	3,386,573,113
Stock-based compensation		81,107
Comprehensive income (loss)				(3,676)	913,454	909,778
Shareholders' Equity at Sep. 30, 2020	$ 46,578,543	$ 136,462,016		$ (621,298)	$ (175,470,962)	$ 6,948,299
Shareholders' Equity (in shares) at Sep. 30, 2020	3,386,573,113